Land use rights, net	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Land Use Right Disclosure

13.  Land use rights, net

Land use rights consist of the following:

December 31, 2019
RMB

Gross carrying amount	1,924,563
Less: accumulated amortization	(188,019)

Land use rights, net	1,736,544

Amortization expense for the years ended December 31, 2017, 2018 and 2019 were RMB47,909, RMB48,100 and RMB48,096, respectively.

13.  Land use rights, net (continued)

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense
of land use rights
RMB

2020	48,096
2021	48,096
2022	48,096
2023	48,096
2024	48,096